GOODWILL (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The Company's Goodwill balance on the Consolidated balance sheet is comprised of the following amounts:

at December 31	2024		2023
(millions)	Canadian dollars	U.S. dollars	Canadian dollars	U.S. dollars

Columbia Pipeline Group, Inc.	10,588	7,351	9,708	7,351
ANR	2,803	1,946	2,570	1,946
Great Lakes	176	122	161	122
North Baja	70	48	63	48
Tuscarora	33	23	30	23
	13,670	9,490	12,532	9,490
Changes in Goodwill were as follows:

(millions of Canadian $)	U.S. Natural Gas Pipelines

Balance at January 1, 2023	12,843
Foreign exchange rate changes	(311)
Balance at December 31, 2023[1]	12,532
Foreign exchange rate changes	1,138
Balance at December 31, 2024[1]	13,670
1Represents gross amounts of goodwill as at December 31, 2024 of $15,405 million (2023 – $14,267 million), net of accumulated impairment of $1,735 million (2023 – $1,735 million).